RECENT DEVELOPMENTS (Details Narrative)										2 Months Ended	3 Months Ended			9 Months Ended				12 Months Ended
	Oct. 25, 2024 USD ($)	Oct. 22, 2024 USD ($) $ / shares shares	Oct. 17, 2024 USD ($)	Sep. 25, 2024 USD ($)	Jul. 03, 2024 shares	Jun. 26, 2024 USD ($)	Nov. 20, 2023 USD ($) $ / shares shares	Aug. 23, 2023 USD ($) ft²	Feb. 15, 2023 USD ($)	Nov. 18, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Nov. 01, 2024 $ / shares shares	Mar. 28, 2024 USD ($)	Oct. 14, 2022 USD ($)
Legal and administrative expenses																$ 215,000
Written off												$ 3,878,000
Lease payments											$ 45,000		$ 363,000	$ 136,000	$ 858,000	868,000		$ 960,000
Gain loss on termination of operating lease											$ 3,874,000			$ (4,000)
Shares issued | shares											11,079,678			11,079,678	6,418,061			3,167,489
Shares outstanding | shares											9,752,755			9,752,755	6,418,061			3,167,489
Common stock, par value | $ / shares											$ 0.01			$ 0.01	$ 0.01			$ 0.01
Revolving Credit Facility [Member]
Revolving credit facility											$ 0			$ 0						$ 2,000,000	$ 15,000,000
Private Placement [Member]
Number of stock sold, value							$ 2,000,000
Legal and administrative expenses																	$ 400,000
Number of shares sold | shares							2,198,000
Proceeds from sale of equity							$ 1,900,000
Commmon stock share per share | $ / shares							$ 0.91
Transaction fees							$ 100,000
ATM Offering [Member]
Number of stock sold, value									$ 1,800,000
Proceeds from sale of equity															$ 1,654,000			$ 36,000
Semi Cab LLC [Member]
Number of shares sold | shares					320,903
Semi Cab LLC [Member]
Membership percentage					20.00%
Subsequent Event [Member]
Shares issued | shares																			1,098,901
Shares outstanding | shares																			1,098,901
Common stock, par value | $ / shares																			$ 0.01
Subsequent Event [Member] | Revolving Credit Facility [Member]
Revolving credit facility																				2,000,000
At The Market Sales Agreement [Member] | Common Stock [Member]
Number of stock sold, value						$ 1,100,000
Legal and administrative expenses						30,000
Number of shares sold | shares											1,673,077			1,673,077
Proceeds from sale of equity											$ 1,489,000			$ 1,489,000
Brokerage commissions and administrative fees											189,000			189,000
At The Market Sales Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Number of shares sold | shares										2,162,423
Proceeds from sale of equity										$ 1,372,000
Brokerage commissions and administrative fees										$ 42,000
At The Market Sales Agreement Amendment One [Member] | Common Stock [Member]
Number of stock sold, value						2,020,000
At The Market Sales Agreement Amendment Two [Member] | Common Stock [Member]
Number of stock sold, value						$ 3,100,000
Asset Purchase Agreement [Member]
Shares purchase | shares					641,806
Lease Agreement [Member]
Lease space | ft²								10,000
Lease term								15 years
Initial base rent								$ 30,000
Settlement Agreement [Member]
Lease payments				$ 250,000
periodic lease payments				$ 150,000
Gain loss on termination of operating lease											$ 3,874,000			4,000
Lease settlement expense														$ 250,000
Settlement Agreement [Member] | Subsequent Event [Member]
periodic lease payments	$ 100,000
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Number of stock sold, value		$ 2,000,000
Number of shares sold | shares		2,300,000
Proceeds from sale of equity		$ 2,000,000.0
Common stock, par value | $ / shares		$ 0.01
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Private Placement [Member]
Number of shares sold | shares		2,299,998
Secured note principal amount		$ 2,352,941
Proceeds from private placement		2,000,000
Private placement issue discount		$ 352,941
Loan Agreement [Member] | Revolving Credit Facility [Member]
Revolving credit facility																				$ 2,000,000
Loan Agreement [Member] | Subsequent Event [Member] | Revolving Credit Facility [Member]
Credit facility termination fee			$ 40,000
Stock Repurchase Agreement [Member]
Shares issued | shares																			1,098,901
Shares outstanding | shares																			1,098,901
Common stock, par value | $ / shares																			$ 0.01